Financial Assets and Liabilities - Summary of Maximum Exposure to Credit Risk (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	₱ 56,148	₱ 58,675
Collateral and Other Credit Enhancements*	505	513
Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	56,653	59,188
Financial assets at amortised cost, category [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	55,381	51,084
Collateral and Other Credit Enhancements*	505	513
Financial assets at amortised cost, category [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	55,886	51,597
Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	596	607
Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	596	607
Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,695	3,307
Financial assets at amortised cost, category [member] | Other Financial Assets [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	3,695	3,307
Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	25,106	23,780
Collateral and Other Credit Enhancements*	105	127
Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	25,211	23,907
Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	129	1,986
Financial assets at amortised cost, category [member] | Short Term Investments1 | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	129	1,986
Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	9,698	7,992
Collateral and Other Credit Enhancements*	354	379
Financial assets at amortised cost, category [member] | Corporate subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	10,052	8,371
Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	10,281	7,630
Collateral and Other Credit Enhancements*	46	7
Financial assets at amortised cost, category [member] | Retail subscribers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	10,327	7,637
Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	924	1,220
Financial assets at amortised cost, category [member] | Foreign administrations [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	924	1,220
Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	295	227
Financial assets at amortised cost, category [member] | Domestic carriers [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	295	227
Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	4,657	4,335
Financial assets at amortised cost, category [member] | Dealers agents and others [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	4,657	4,335
financial assets at FVPL [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	767	7,591
financial assets at FVPL [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	767	7,591
financial assets at FVPL [Member] | Other Financial Assets [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		6,856
financial assets at FVPL [Member] | Other Financial Assets [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		6,856
financial assets at FVPL [Member] | Long Term Foreign Currency Options
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	81	48
financial assets at FVPL [Member] | Long Term Foreign Currency Options | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	81	48
financial assets at FVPL [Member] | Short Term Investments1
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	254	255
financial assets at FVPL [Member] | Short Term Investments1 | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	254	255
financial assets at FVPL [Member] | Forward Foreign Exchange Contracts
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		57
financial assets at FVPL [Member] | Forward Foreign Exchange Contracts | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		57
financial assets at FVPL [Member] | Financial Assets at FVPL
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	432	339
financial assets at FVPL [Member] | Financial Assets at FVPL | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure	₱ 432	339
financial assets at FVPL [Member] | Interest Rate Swap Contract [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		22
financial assets at FVPL [Member] | Interest Rate Swap Contract [Member] | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		22
financial assets at FVPL [Member] | Long Term Currency Swap Contract
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		14
financial assets at FVPL [Member] | Long Term Currency Swap Contract | Costs [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Maximum Exposure		₱ 14